Loans by Facility (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 26,793,047.4	$ 321,490.8	₨ 17,418,092.4
Less: Allowance for credit losses	457,346.5	5,487.7	365,164.5	$ 4,381.6	₨ 372,671.8	₨ 343,528.7
Total	26,335,700.9	316,003.1	17,052,927.9
Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	29,948.9		33,835.5		41,769.4	39,396.1
Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	116,999.6		99,634.4		111,566.4	110,081.0
Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	75,300.5		63,974.8		49,055.0	42,288.4
Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	32,096.1		31,130.6		31,750.9	26,356.7
Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	9,906.8		3,269.9		2,692.2	4,578.0
Other retail loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for credit losses	80,453.8		72,012.4		61,437.0	49,229.2
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	19,590,408.1	235,066.1	11,506,580.3
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,378,523.1	16,541.0	1,221,097.6
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	3,119,246.7	37,428.0	2,782,828.5
Retail Loans | Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	4,207,836.2	50,490.0	3,378,625.2
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	1,619,602.9	19,433.7	1,285,887.8
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	6,993,168.0	83,911.3	1,020,901.6
Retail Loans | Other retail loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	2,272,031.2	27,262.1	1,817,239.6
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	7,202,639.3	$ 86,424.7	5,911,512.1
Less: Allowance for credit losses	₨ 112,640.8		₨ 61,306.9		₨ 74,400.9	₨ 71,599.3